                                                   Exhibit (m)

              MONTHLY CERTIFICATEHOLDERS' STATEMENT
                  DISCOVER CARD MASTER TRUST I
          Series 2003-4, Subseries 1 Monthly Statement

              Class A Certificate CUSIP # 25466KES4
              Class B Certificate CUSIP # 25466KET2

Distribution Date: April 17, 2006             Month Ending: March 31, 2006

Pursuant to the Series Supplement dated as of December 30, 2003, as amended, (the 'Series Supplement') relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series
Supplement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on January 05, 2004 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.


1.Payments to investors in Series 2003-4, Subseries 1 on this Distribution
  Date (per $1000 of Class Initial Investor Interest)

  Series 2003-4, Subseries 1          Total        Interest       Principal

  Class A 33 days at 4.8587500% $4.453854164    $4.453854164      $0.000000000

  Class B 33 days at 5.0787500% $4.655520857    $4.655520857      $0.000000000


  Interest Accrual Period: from and including March 15, 2006 to but excluding April 17, 2006


  LIBOR Determination Date:  March 13, 2006




2.Principal Receivables          Beginning               Ending
  for March, 2006                Principal Balances      Principal Balances
  (a)	Aggregate Investor Interest      $26,020,516,000.00   $25,981,042,000.00

        Seller Interest                 $5,164,311,750.63    $4,465,641,297.07

        Total Master Trust             $31,184,827,750.63   $30,446,683,297.07

  (b)	Group One Investor Interest      $26,020,516,000.00   $25,981,042,000.00

  (c)   Group One Investor Interest for
       Interchange Series              $14,115,795,000.00    14,115,795,000.00

  (d)   Series 2003-4, Subseries 1      $1,157,895,000.00    $1,157,895,000.00
  Investor Interest



  (e)  Class A Investor Interest
                                        $1,100,000,000.00    $1,100,000,000.00


       Class B Investor Interest
                                           $57,895,000.00       $57,895,000.00


  (f)	Total Master Trust # of Accounts         33,465,204           33,121,661

  (g)	Minimum Principal Receivables Balance at the
       end of the month          (1)                        $27,936,604,301.08

  (h)	Amount by which Master Trust Principal Receivables
       exceed the Minimum Principal Receivables Balance
       at the end of the month                               $2,510,078,995.99
                                       1

3.Allocation of Receivables and other amounts collected during March, 2006



                             Finance Charge      Principal
                               Collections      Collections      Interchange
(a)  Allocation between Investors and Seller:

Aggregate Investor Allocation$401,035,062.76 $5,604,278,379.28  $39,192,159.37

Seller Allocation             $79,592,962.25 $1,112,274,607.76  $47,391,454.41

(b) Group One Allocation     $401,035,062.76 $5,604,278,379.28  $39,192,159.37

(c) Series 2003-4, Subseries  $17,846,199.20   $249,392,328.96           $0.00
1 Allocation



(d)  Class A Allocation       $16,953,672.96   $236,919,690.06           $0.00



     Class B Allocation          $892,526.24    $12,472,638.90           $0.00



(e) Group One Portfolio Yield
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                      17.31%               N/A             N/A


(f) Series 2003-4, Subseries 1
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                      17.31%               N/A           0.00%


                                                               March, 2006

(g)   Principal Collections as a monthly percentage of Master
      Trust Receivables at the beginning of March, 2006                 21.24%

(h)	Finance Charge Collections as a monthly percentage of Master
      Trust Receivables at the beginning of March, 2006                  1.52%

(i)	Total Collections as a monthly percentage of Master
      Trust Receivables at the beginning of March, 2006                 22.76%

(j)	Trust Collections deposited for the month                      (2)

                                   Prior Month             March, 2006
                                   $1,363,383,677.58       $646,446,558.94

4. Information Concerning the Series Principal Funding Account ("SPFA")

                           Deposits into Deficit Amount
                          the SPFA on this   on this      Ending
              Beginning    Distribution   Distribution     SPFA    Investment
            SPFA Balance        Date          Date       Balance     Income

Series 2003-4,  $0.00                  $0.00      $0.00       $0.00      $0.00
Subseries 1


5. Information Concerning Amount of Controlled Liquidation Payments

                          Amount Paid on  Deficit Amount on   Total Payments
                               this              this          through this
                        Distribution Date Distribution Date Distribution Date
Series 2003-4,                $0.00             $0.00              $0.00
Subseries 1

                                          2

6. Information Concerning the Series Interest Funding Account ("SIFA")

                                                 Deposits into
                                                  the SIFA on
                                                     this           Ending
                        Beginning     Interest   Distribution        SIFA
                        SIFA Balance  Shortfall       Date          Balance
   Series 2003-4,           $0.00       $0.00  $5,168,770.96             $0.00
   Subseries 1


7. Pool Factors for March, 2006
   Class A                                                          1.00000000

   Class B                                                          1.00000000


8.Investor Charged-Off Amount
                                                         Cumulative Investor
                                             March, 2006  Charged-Off Amount

  (a) Group One                           $92,963,777.31                 $0.00

  (b) Series 2003-4, Subseries 1           $4,136,920.29                 $0.00

  (c) Class A                              $3,930,024.14                 $0.00

      Class B                                $206,896.15                 $0.00

  (d) As an annualized percentage of
       Principal Receivables at the
       beginning of March, 2006                    4.29%                   N/A


9.Investor Losses for March, 2006

                                                        Per $1,000 of Initial
                                              Total   Series Investor Interest
   (a) Group One                               $0.00                     $0.00

   (b) Series 2003-4, Subseries 1              $0.00                     $0.00

   (c) Class A                                 $0.00                     $0.00

       Class B                                 $0.00                     $0.00

10. Reimbursement of Investor Losses for March, 2006

                                                       Per $1,000 of Initial
                                               Total Series Investor Interest
   (a) Group One                               $0.00                     $0.00

   (b) Series 2003-4, Subseries 1              $0.00                     $0.00

   (c) Class A                                 $0.00                     $0.00

       Class B                                 $0.00                     $0.00
                                       2

11. Aggregate Amount of Unreimbursed Investor Losses for March, 2006

                                                       Per $1,000 of Initial
                                              Total  Series Investor Interest
   (a) Group One                              $0.00                      $0.00

   (b) Series 2003-4, Subseries 1             $0.00                      $0.00

   (c) Class A                                $0.00                      $0.00

       Class B                                $0.00                      $0.00

12. Investor Monthly Servicing Fee payable to Discover Bank on this
Distribution Date

   (a) Group One                                                $43,367,526.65

   (b) Series 2003-4, Subseries 1                                $1,929,825.00

   (c) Class A                                                   $1,833,333.33

       Class B                                                      $96,491.67

13. Class A Available Subordinated Amount

                                Prior                 Current
                                Distribution Date     Distribution Date
   Series 2003-4, Subseries 1, Class B

   (a) Total                        $144,736,875.00        $144,736,875.00

   (b) As a percentage of Class A

       Invested Amount                     13.1579%               13.1579%



14. Total Available Credit Enhancement Amounts
                                            Class B Balance   Class B Balance
                                               on Prior          on Current
                                             Distribution      Distribution
                                                  Date              Date
  (a) Maximum Amount                           $86,842,125.00   $86,842,125.00

  (b) Available Amount                         $86,842,125.00   $86,842,125.00

  (c) Amount of unreimbursed Drawings on
      Credit Enhancement                                                 $0.00

  (d) Credit Enhancement Fee payable to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                           $64,037.01

  (e) Credit Enhancement Fee paid to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                           $64,037.01


                                           4

15. Delinquency Summary
   Master Trust Receivables Outstanding at the end of
   March, 2006                                              $30,843,194,597.37

                                                           Perecentage
                         Number of     Delinquent          of Ending
                         Delinquent    Amount              Receivables
    	Payment Status    Accounts       Ending Balance      Outstanding

   	30-59 Days           71,130       $358,521,457.87        1.16%

   	60-89 Days           43,578        $240,514,096.41       0.78%

   	90-119 Days          33,344        $194,348,745.42       0.63%

   	120-149 Days          29,116       $176,803,806.49       0.57%

   	150-179 Days         25,542        $162,705,796.88       0.53%

   	180+ Days            0                      $0.00         0.00%

   	Total                202,710     $1,132,893,903.07       3.67%

                                                     (3)
16. Excess Spread applicable to this Distribution Date

                                                                Annualized
                                                 Amount         Percentage
                 (4)
   (a) Group One                               $148,035,348.92           6.83%

   (b) Group One three-month rolling
average
                                               $139,522,133.57           6.36%

   (c) Series 2003-4, Subseries 1  (5)
                                                 $6,546,645.94           6.78%
   (d) Series 2003-4, Subseries 1
three-month rolling average
                                                 $6,031,969.64           6.25%


17. Investor Principal Charge-Offs on this Distribution Date    (6)

                                                   Amount            Rate
   (a) Gross Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of March, 2006)                  $92,963,777.31         4.29%


   (b) Recoveries(rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of March, 2006)                  $25,676,235.24         1.18%


   (c) Net Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of March, 2006)                   67,287,542.07         3.10%

                                            5
                              U.S. Bank National Association
                              as Trustee

                           BY:______________________________

                              Vice President


_____________________________________
(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the higher of the Group Excess Spread Percentage (Item 16(a)) or the Series Excess Spread Percentage (Item 16(c)) in assessing the current performance of the Trust and the Receivables. An amortization event occurs if the 3-month rolling average Group and Series Excess Spreads are both less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses (as detailed in note 5 below) for series or subseries, if any, with negative Series Excess Spreads. Funds remaining after reallocation are distributed to Discover Bank for general use in its regular course of business.


(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve, divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group.

(5) Series Excess Spread for this Subseries is the difference between (a) the sum of Finance Charge Collections and Investment Income for any Class of this Subseries (see
Item 3(c)), and (b) the sum of (i) the monthly interest for this Subseries (see 'Deposits into the SIFA on this Distribution Date' in Item 6), (ii) the monthly servicing fee for this Subseries (see Item 12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 14(d)), in each case for this Distribution Date. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve, divided by the Series Investor Interest for this Subseries at the beginning of the period.

(6) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

                    MASTER SERVICER'S CERTIFICATE STATEMENT

                         DISCOVER CARD MASTER TRUST I

                 Series 2003-4, Subseries 1 Monthly Statement

                                  CREDIT CARD
                           PASS-THROUGH CERTIFICATES
 	The undersigned, a duly authorized representative of Discover
Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement, dated as of December 30, 2003, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2003-4, Subseries 1 Master Trust Certificates for the Distribution Date occurring on April 17, 2006:

1. Discover Bank is Master Servicer under the Pooling and Servicing Agreement.

2. The undersigned is a Servicing Officer of Discover Bank as
   Master Servicer.

3. The aggregate amount of Collections processed during
   March, 2006 is equal to                                   $7,197,181,012.05

4. The aggregate amount of Class A Principal Collections
   processed during March, 2006 is equal to                    $236,919,690.06


5. The aggregate amount of Class A Finance Charge Collections
   processed during March, 2006 is equal to                     $16,953,672.96

6. The aggregate amount of Class A Interchange processed
   during March, 2006 is equal to                                        $0.00


7. The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class A Required Amount Shortfall
       is equal to                                                       $0.00

   (b) with respect to the Class A Cumulative Investor
       Charged-Off Amount is equal to                                    $0.00

   (c) with respect to the Class A Investor Interest is equal to         $0.00

8. The sum of all amounts payable to the Class A Certificateholders
   on the current Distribution Date is equal to                  $4,899,239.58


                                  1

9. The aggregate amount of Class B Principal Collections
   processed during March, 2006 is equal to                     $12,472,638.90


10.The aggregate amount of Class B Finance Charge Collections
   processed during March, 2006 is equal to                        $892,526.24

11.The aggregate amount of Class B Interchange processed
   during March, 2006 is equal to                                        $0.00


12.The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class B Required Amount Shortfall
       is equal to                                                       $0.00

   (b) with respect to the Class B Cumulative Investor
       Charged-Off Amount is equal to                                    $0.00

   (c) with respect to the Class B Investor Interest is equal to         $0.00

13.The sum of all amounts payable to the Class B Certificateholders
   on the current Distribution Date is equal to                    $269,531.38






14. Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.


   IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 17th day of April, 2006.


Series 2003-4, Subseries 1        DISCOVER BANK
                                  as Master Servicer


                                  By: /S/ Michael F. Rickert
                                  ___________________________________
                                  Vice President, Chief Accounting
                                  Officer, and Treasurer



                                  2